Other Assets (Details) - Schedule of Other Assets - Other Assets [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Inventory of rewards	$ 204,117	$ 153,168	$ 54,247
Accounts to receivable from consultors	41,699	42,878
Security deposit	13,325	8,654	4,274
Rewards catalogs	11,233	13,009	12,067
Recoverable taxes	1,741	2,133	10,725
Other receivables	12,330	15,099	4,949
Total other assets	284,445	234,941	86,262
Current	230,688	188,266	81,988
Non-current	$ 53,757	$ 46,675	$ 4,274